Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cost [Abstract]
Impairment charges	$ (7,267)
Accumulated Depreciation [Abstract]
Additions	(5,462)	$ (5,499)
Net book value	238,716		$ 244,332
Vessels [Member]
Cost [Abstract]
Beginning balance	270,814	275,582	275,582
Additions	29		28,789
Disposals	0		(26,290)
Impairment charges	0		(7,267)
Ending balance	270,843		270,814
Accumulated Depreciation [Abstract]
Beginning balance	(27,600)	$ (20,852)	(20,852)
Additions	(5,404)		(10,793)
Disposals	0		4,045
Ending balance	(33,004)		(27,600)
Net book value	$ 237,839		$ 243,214